Condensed consolidated statements of financial position - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	[1]
Non-current assets
Derivative financial instruments	$ 11,121	$ 6,038
Vessels	2,141,529	2,149,751
Total non-current assets	2,152,650	2,155,789
Current assets
Trade and other receivables	2,739	3,755
Inventories	4,149	2,857
Due from related parties	1,083	3,712
Prepayments and other current assets	1,399	1,579
Derivative financial instruments, current assets	3,924	577
Short-term investments	13,000	0
Cash and cash equivalents	134,686	146,721
Total current assets	160,980	159,201
Total assets	2,313,630	2,314,990
Partners' equity
Owners' capital	0	53,354
Common unitholders ( 41,002,121 units issued and outstanding as of December 31, 2017 and 42,896,114 units issued and outstanding as of June 30, 2018)	788,087	752,456
General partner ( 836,779 units issued and outstanding as of December 31, 2017 and 875,432 units issued and outstanding as of June 30, 2018)	12,183	11,781
Incentive distribution rights ("IDR")	7,068	6,596
Preference unitholders (5,750,000 Series A Preference Units issued and outstanding as of December 31, 2017 and 5,750,000 Series A Preference Units and 4,600,000 Series B Preference Units issued and outstanding as of June 30, 2018)	250,934	139,321
Total partners' equity	1,058,272	963,508	[2]
Current liabilities
Trade accounts payable	7,428	4,785
Due to related parties	2,382	2,613
Derivative financial instruments, current liability	657	269
Other payables and accruals	59,619	43,000
Borrowings-current portion	84,961	114,570
Total current liabilities	155,047	165,237
Non-current liabilities
Derivative financial instruments	671	0
Borrowings-non-current portion	1,099,482	1,185,995
Other non-current liabilities	158	250
Total non-current liabilities	1,100,311	1,186,245
Total partners' equity and liabilities	$ 2,313,630	$ 2,314,990

[1]	Restated so as to reflect the historical financial statements of GAS-fourteen Ltd., acquired on April 26, 2018 from GasLog Ltd. (“GasLog”) (Note 1).
[2]	Restated so as to reflect the historical financial statements of GAS-eleven Ltd., GAS-thirteen Ltd., GAS-eight Ltd. and GAS-fourteen Ltd., acquired on May 3, 2017, July 3, 2017, October 20, 2017 and April 26, 2018, respectively, from GasLog (Note 1).